Note 12 - Stock Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 12 - Stock Warrants

NOTE 12 – STOCK WARRANTS

The warrants issued by us are classified as equity. The fair value of the warrants calculated at the time of vesting was recorded as an increase to additional paid-in-capital.

On December 20, 2015, pursuant to the terms of an arrangement with National Concessions Group, Inc., we agreed to issue warrants to purchase 2,500 shares of our common stock per quarter, at a price per share equal to the trailing 60-day volume weighted average price per share of our common stock, every quarter during the six quarters the services were to be provided. As of December 31, 2015, we had issued one warrant for 2,500 shares, with an aggregate fair value of $16,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $6.40, 0.8% risk free rate, 848.1% volatility, and expected life of the warrant of 1.4 years.

On December 24, 2015, we granted to Michael Tew, our chief executive officer, a warrant to purchase 150,000 shares of common stock. As of December 31, 2015, the warrant had vested for 87,500 shares, with an aggregate fair value of $612,500. As of June 30, 2016, the warrant vested for another 25,000 shares, with an aggregate fair value of $175,000. The aggregate fair value is based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years.

On December 24, 2015, we granted to Brandon Jennewine, our director, a warrant to purchase 25,000 shares of common stock. The warrant vested immediately upon grant. The aggregate fair value of the vested warrant totaled $175,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years.

On December 24, 2015, we granted to Daniel J. Rogers, our director, a warrant to purchase 12,500 shares of common stock. The warrant vested immediately upon grant. The aggregate fair value of the vested warrant totaled $87,500 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years.

On December 24, 2015, we granted to David Wollins, a former director, a warrant to purchase 7,500 shares of common stock. As of December 31, 2015, the warrant had vested for 1,875 shares. The aggregate fair value of the vested warrant totaled $13,125 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrant of three years. On March 22, 2016, we accepted the resignation of Mr. Wollins resulting in the cancellation of the warrant for the remaining 5,625 shares.

On January 13, 2016, pursuant to the terms of a promissory note with B44, LLC, we granted a warrant to purchase 11,250 shares of common stock. The warrant vested immediately upon grant. The aggregate fair value of the vested warrant totaled $69,750 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.15% risk free rate, 600% volatility, and expected life of the warrant of three years. On February 10, 2016, B44 exercised its right to a cashless conversion of its warrant, for which it received 8,804 shares of common stock.

On January 24, 2016, pursuant to the terms of a consulting agreement, we granted a warrant to purchase 5,000 shares of common stock to Consigliere Inc. The warrant is fully vested with an exercise price of $4.60 per share and expires January 23, 2017. The aggregate fair value of the vested warrant totaled $28,967 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $4.60, stock price of $5.80, 0.47% risk free rate, 638% volatility, and expected life of the warrant of one year.

On January 21, 2016, we granted to KiwiTech, LLC, a warrant to purchase 15,625 shares of common stock. The warrant vested immediately upon grant. The aggregate fair value of the vested warrant totaled $71,875 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $8.00, stock price of $4.60, 2.02% risk free rate, 600% volatility, and expected life of the warrant of 10 years.

On April 28, 2016, pursuant to the terms of a promissory note with Jeff Holmes, we granted a warrant to purchase 5,000 shares of common stock. The warrant vested immediately upon grant. The aggregate fair value of the vested warrant totaled $27,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $0.05, stock price of $0.27, 0.91% risk free rate, 1,177% volatility, and expected life of the warrant of 2.68 years.

	Shares Available to Purchase with Warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2014	210,000	$1.00	$7.00

Issued	36,875	5.60	5.40
Exercised	(11,250)	-	-
Cancelled	(5,625)	-	-
Expired	-	-	-
Outstanding, June 30, 2016	230,000	$1.60	$6.80

Exercisable, June 30, 2015	185,000	$1.80	$6.60

Range of Exercise Prices	Number Outstanding 6/30/2016	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$1.00 - $8.00	230,000	2.8 years	$1.80

NOTE 12 – STOCK WARRANTS

The warrants issued by us are classified as equity. The fair value of the warrants calculated at the time of vesting was recorded as an increase to additional paid-in-capital.

Pursuant to the terms of a December 2015 consulting agreement with National Concessions Group, Inc., we agreed to issue warrants each quarter to purchase 2,500 shares of common stock, at a price per share equal to the trailing 60-day volume weighted average price per share of our common stock, up to a maximum of 15,000 shares. As of December 31, 2015, we had issued one warrant to purchase 2,500 shares of our common stock. The aggregate fair value of the warrant totaled $16,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $6.40, 0.8% risk free rate, 848.1% volatility, and expected life of the warrants of 1.4 years.

On December 24, 2015, we granted to Michael Tew, our chief executive officer, warrants to purchase 150,000 shares of common stock. As of December 31, 2015, 87,500 of the warrants have vested. The aggregate fair value of the vested warrants totaled $612,500 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrants of three years.

On December 24, 2015, we granted to Brandon Jennewine, our director, warrants to purchase 25,000 shares of common stock. The warrants were vested immediately upon grant. The aggregate fair value of the vested warrants totaled $175,000 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrants of three years.

On December 24, 2015, we granted to a consultant warrants to purchase 12,500 shares of common stock. The warrants were vested immediately upon grant. The aggregate fair value of the vested warrants totaled $87,500 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.00, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrants of three years.

On December 24, 2015, we granted to a director warrants to purchase 7,500 shares of common stock. As of December 31, 2015, 1,875 of the warrants have vested. The aggregate fair value of the vested warrants totaled $13,125 based on the Black-Scholes-Merton pricing model using the following estimates: exercise price of $1.0, stock price of $7.00, 1.33% risk free rate, 842% volatility, and expected life of the warrants of three years. On March 22, 2016, we accepted the resignation of the director resulting in the cancellation of the warrant for the remaining 5,625 shares.

	Shares Available to Purchase with Warrants	Weighted Average Price	Weighted Average Fair Value

Outstanding, December 31, 2014	-	$-	$-

Issued	210,000	1.00	7.00
Exercised	-	-	-
Cancelled	(5,625)	-	-
Expired	-	-	-
Outstanding, December 31, 2015	204,375	$1.00	$7.00

Exercisable, December 31, 2015	204,37	$1.00	$7.0

Range of Exercise Prices	Number Outstanding 12/31/2015	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
$1.00	204,357	2.9 years	$1.00